EXPLORATION AND EVALUATION PROPERTY	12 Months Ended
Mar. 31, 2024
Disclosure Of Exploration And Evaluation Property [Abstract]
EXPLORATION AND EVALUATION PROPERTY [Text Block]

8. EXPLORATION AND EVALUATION PROPERTY

The 100%-owned Albany Graphite Deposit (the "Albany Property") is located in Northern Ontario, Canada. During the year ended March 31, 2013, the Company reached an agreement with the optionor pursuant to the following terms and conditions:

a) The Company will issue to the optionor a total of 1,250,000 common shares. Total shares remaining to be issued are 750,000 common shares valued at $472,500 based on their fair market value on the date of the agreement;

b) The Company granted the optionor a net smelter return royalty of 0.75% on the 4F claim block, of which 0.5% can be purchased at any time for $500,000; and

c) The agreement provides a clawback right that allows the optionor to reduce the Company's interest in the other claims to 30% subsequent to the exercise of the second option by giving notice within 30 days that the optionor intends to commence sole funding up to completion of a feasibility study within 48 months and within 30 days deliver a payment of $27,500,000.

Albany Property

$
Balance at March 31, 2022	7,000,000
Expenditures	-
Impairment	-
Balance at March 31, 2023	7,000,000
Expenditures	271,857
Impairment	-
Balance at March 31, 2024	7,271,857

In February 2023, a new subsidiary corporation, Albany Graphite Corp. ("Albany"), was incorporated for the purpose of holding the Albany Property and on May 23, 2023, the Company transferred to Albany the ownership of the Albany Project.